Short-Term and Long-Term Borrowings - Schedule of Amount of Maturities for All Long-term Borrowings (Detail) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Debt Disclosure [Abstract]
2025	¥ 53,000
2026	¥ 125,500